Shareholder Report, Holdings (Details)	Sep. 30, 2024
American High-Income Trust - Class A | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
American High-Income Trust - Class A | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
American High-Income Trust - Class A | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
American High-Income Trust - Class A | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
American High-Income Trust - Class A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American High-Income Trust - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
American High-Income Trust - Class R-6 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
American High-Income Trust - Class R-6 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
American High-Income Trust - Class R-6 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
American High-Income Trust - Class R-6 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
American High-Income Trust - Class R-6 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American High-Income Trust - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
American High-Income Trust - Class C | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
American High-Income Trust - Class C | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
American High-Income Trust - Class C | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
American High-Income Trust - Class C | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
American High-Income Trust - Class C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American High-Income Trust - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
American High-Income Trust - Class T | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
American High-Income Trust - Class T | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
American High-Income Trust - Class T | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
American High-Income Trust - Class T | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
American High-Income Trust - Class T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American High-Income Trust - Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
American High-Income Trust - Class F-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
American High-Income Trust - Class F-1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
American High-Income Trust - Class F-1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
American High-Income Trust - Class F-1 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
American High-Income Trust - Class F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American High-Income Trust - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
American High-Income Trust - Class F-2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
American High-Income Trust - Class F-2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
American High-Income Trust - Class F-2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
American High-Income Trust - Class F-2 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
American High-Income Trust - Class F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American High-Income Trust - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
American High-Income Trust - Class F-3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
American High-Income Trust - Class F-3 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
American High-Income Trust - Class F-3 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
American High-Income Trust - Class F-3 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
American High-Income Trust - Class F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American High-Income Trust - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
American High-Income Trust - Class 529 - A | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
American High-Income Trust - Class 529 - A | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
American High-Income Trust - Class 529 - A | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
American High-Income Trust - Class 529 - A | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
American High-Income Trust - Class 529 - A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American High-Income Trust - Class 529 - A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
American High-Income Trust - Class 529-C | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
American High-Income Trust - Class 529-C | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
American High-Income Trust - Class 529-C | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
American High-Income Trust - Class 529-C | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
American High-Income Trust - Class 529-C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American High-Income Trust - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
C000025095 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000025095 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
C000025095 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000025095 [Member] | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C000025095 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000025095 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
C000189441 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000189441 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
C000189441 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000189441 [Member] | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C000189441 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000189441 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
American High-Income Trust - Class 529-F-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
American High-Income Trust - Class 529-F-1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
American High-Income Trust - Class 529-F-1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
American High-Income Trust - Class 529-F-1 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
American High-Income Trust - Class 529-F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American High-Income Trust - Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
American High-Income Trust - Class 529-F-2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
American High-Income Trust - Class 529-F-2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
American High-Income Trust - Class 529-F-2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
American High-Income Trust - Class 529-F-2 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
American High-Income Trust - Class 529-F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American High-Income Trust - Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
C000224587 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000224587 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
C000224587 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000224587 [Member] | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C000224587 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000224587 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
American High-Income Trust - Class R-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
American High-Income Trust - Class R-1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
American High-Income Trust - Class R-1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
American High-Income Trust - Class R-1 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
American High-Income Trust - Class R-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American High-Income Trust - Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
American High-Income Trust - Class R-2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
American High-Income Trust - Class R-2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
American High-Income Trust - Class R-2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
American High-Income Trust - Class R-2 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
American High-Income Trust - Class R-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American High-Income Trust - Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
American High-Income Trust - Class R-2E | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
American High-Income Trust - Class R-2E | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
American High-Income Trust - Class R-2E | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
American High-Income Trust - Class R-2E | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
American High-Income Trust - Class R-2E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American High-Income Trust - Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
American High-Income Trust - Class R-3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
American High-Income Trust - Class R-3 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
American High-Income Trust - Class R-3 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
American High-Income Trust - Class R-3 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
American High-Income Trust - Class R-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American High-Income Trust - Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
American High-Income Trust - Class R-4 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
American High-Income Trust - Class R-4 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
American High-Income Trust - Class R-4 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
American High-Income Trust - Class R-4 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
American High-Income Trust - Class R-4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American High-Income Trust - Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
American High-Income Trust - Class R-5E | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
American High-Income Trust - Class R-5E | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
American High-Income Trust - Class R-5E | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
American High-Income Trust - Class R-5E | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
American High-Income Trust - Class R-5E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American High-Income Trust - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
American High-Income Trust - Class R-5 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
American High-Income Trust - Class R-5 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
American High-Income Trust - Class R-5 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
American High-Income Trust - Class R-5 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
American High-Income Trust - Class R-5 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American High-Income Trust - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]

[1]	Includes derivatives.